INCOME TAXES	9 Months Ended
Sep. 30, 2026
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Income tax expense in the interim period is recognized based on management’s estimate of the weighted average annual effective income tax rate expected for the full financial year, consistent with IAS 34. Income tax expense comprises current and deferred tax. Current and deferred tax are measured in accordance with IAS 12. Changes in the estimated annual effective tax rate are recognized prospectively in the interim period in which the estimate changes.
Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(55)	(49)	(21)	(17)
Deferred income taxes	(9)	(4)	(4)	(1)
Income taxes	(64)	(53)	(25)	(18)
Effective tax rate	19.7%	60.9%	20.2%	(25.4)%
Kyivstar Group Ltd., the parent company of the Group, is incorporated in Bermuda and headquartered in the United Arab
Emirates (“UAE”), where the standard corporate income tax rate is 9.0%. The Company is in the process of obtaining Qualified
Free Zone Person (“QFZP”) status, which, if granted and subject to meeting the applicable requirements, would allow the
Company to benefit from a 0% corporate income tax rate on qualifying income.
Kyivstar Group's principal operations are located in Ukraine, where the statutory corporate income tax rate is 18.0%. Accordingly, the Group’s effective tax rate, excluding the effects of certain non-recurring items, generally approximates the Ukrainian statutory
rate.The Group’s effective tax rate for the nine-month period ended September 30, 2026 includes a Pillar Two top-up tax provision in respect of the Cyprus jurisdiction, resulting in an effective rate slightly above the Ukrainian statutory corporate income tax rate of 18.0%. The rate for the nine months ended September 30, 2025 was primarily affected by a non-recurring, one-time listing expense, which reduced profit before tax without a corresponding tax benefit and thereby elevated the effective rate.
The negative rate in the three-month period of 2025 reflects Group-level consolidated losses arising from the one-time listing expense recognized in that period, while certain subsidiaries nonetheless generated taxable profits and recorded current income tax expense in their local jurisdictions and producing a tax charge against a consolidated pre-tax loss. The three month rate of
2026 reflects the Pillar two provisions driving the ETR higher than the Ukrainian statutory rate of 18.0%.
Global Minimum Tax
The Group is within the scope of the OECD Pillar Two global minimum tax rules through its inclusion in the consolidated group headed by VEON Ltd., the ultimate parent entity (“UPE”). Accordingly, the Group is subject to the Pillar Two legislation applicable to the VEON group in the relevant jurisdictions.
For the nine months ended September 30, 2026, the Group recognized current Pillar Two top-up tax expense of US$5 in respect of Uklon, a constituent entity within the Kyivstar Group located in Cyprus. The top-up tax is payable in Cyprus under the qualified domestic minimum top-up tax (“QDMTT”), fully offsetting any income inclusion rule liability at the parent level. The Group's assessment of its exposure to Pillar Two income taxes is based on the latest available tax filings, country-by-country reporting information and financial information of its constituent entities. Based on this assessment, the effective tax rates determined for
Pillar Two purposes in most jurisdictions in which the Group operates exceed the minimum rate of 15%. Cyprus, where Uklon is located, is the principal jurisdiction in which a Pillar Two top-up tax liability has been identified.
The Company has applied the mandatory IAS 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.